Subsequent Events	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 26: SUBSEQUENT EVENTS

(a)      On February 14, 2012, Navios Holdings received an amount of $6,664, as a dividend distribution from its affiliate Navios Partners.
(b)      On February 20, 2012, the Board of Directors of Navios Holdings resolved that a dividend of $0.06 per share of common stock will be paid on April 12, 2012 to stockholders of record on March 22, 2012.
(c)      On March 20, 2012, Marfin Popular Bank Co. Ltd. and Nauticler S.A., a subsidiary of Navios Holdings, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points. The loan is initially repayable 12 months after drawdown with extention options available.
(d)      On March 23, 2012, Navios Holdings entered into a facility agreement with DVB BANK SE for an amount of up to $42,000 in two tranches in order to finance the acquisition of the Navios Serenity and to refinance the Navios Astra loan facility. These two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, each. The loan will be repayable in 32 quarterly instalments of $650, with a final ballon payment of $21,200 on the last repayment date. On March 26, 2012, the amount drawn under this facility was $26,000.
(e)      On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 34,718 dwt Handysize vessel and former long-term chartered-in vessel in operation. The Navios Serenity's acquisition price was $26,000.
(unaudited)
(f)      On April 5, 2012, Navios Holdings received $1,300 as a dividend distribution from its affiliate Navios Acquisition
(g)      On April 20, 2012, Navios Holdings drew $14,950 under the second tranche of the DVB SE loan facility and repaid the outstanding amount of the Cyprus Popular Bank loan facility.
(h)      On May 5, 2012, Navios Partners completed its public offering of 4,600,000 common units, including the full exercise of the underwriters' over-allotment option, at $15.68 per unit and raised gross proceeds of approximately $72,128 and net proceeds of approximately $68,729 to fund its fleet expansion. In connection with this offering, Navios Partners issued 93,878 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,472. Following this offering Navios Holdings' interest in Navios Partners decreased to 25.2% (which includes a 2% general partner interest).
(i)      On May 9, 2012, Navios Logistics agreed to extend its bareboat charter for each of the vessels M/T San San H and M/T Stavroula for a period of four years until June 2016.
(j)      On May 14, 2012, Navios Holdings received $6,733 as a dividend distribution from its affiliate Navios Partners.
(k)      On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 81,355 dwt 2012-built bulk carrier vessel, from a South Korean shipyard for a purchase price of $35,500.
(l)      On May 15, 2012, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on July 3, 2012 to stockholders of record on June 26, 2012.
(m)      On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel of 179,259 dwt, to Navios Partners for $67,500 of cash consideration. Navios Holdings used $26,750 million out of the proceeds of the transaction to fully repay the Navios Buena Ventura tranche of the Dekabank Facility.
(n)      On July 3, 2012, Navios Holdings received $1,300 as a dividend distribution from its affiliate Navios Acquisition.
(o)      On July 10, 2012, Navios Holdings and Navios Maritime Finance (US) Inc. issued $88,000 in aggregate principal amount of 8 7/8% First Priority Ship Mortgage Notes due 2017 (the “Notes”). The terms of the Notes are identical to the $400,000 of 8 7/8% First Priority Ship Mortgage Notes due 2017 that were issued in November 2009 (the “Existing Notes”) and are secured by first priority ship mortgages on 17 drybulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The Notes and the Existing Notes will be treated as a single class for all purposes under the indenture (including, without limitation, waivers, amendments, redemptions and other offers to purchase) and the Notes will rank equally with the Existing Notes.